Summary of Significant Accounting Policies - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Current	$ 2,452,822	$ 1,817,000
Deferred		53,748
Total	$ 2,452,822	$ 1,870,748